Commitments and Contingencies (Details) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 01, 2024	Nov. 15, 2023	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Accrued amount					$ 750,000
Accrued fees payable					205,000	$ 100,000
Aggregate commitment amount					8,750
Monthly payments					$ 5,000
Gross sales revenues percentage					10.00%
Issuance of common stock shares (in Shares)	2,500
Common stock market value						100,800
Revenue derived term				10 years
Research and development expenses					$ 231,593	165,621
Commission expense						0
CFO Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to agreement			$ 8,750
Funds raises					750,000
Accrued amount					750,000
Accrued fees payable					98,058	56,375
Aggregate commitment amount					8,750
Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Funds raises					750,000
Accrued amount					750,000
Accrued fees payable					161,250	56,250
Aggregate commitment amount					$ 8,750
Dr. Marvin Hausman [Member]
Commitments and Contingencies [Line Items]
Royalty percentage				5.00%
Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Royalty payable percentage				2.50%
Nova Mentis Life Sciences Corp. [Member]
Commitments and Contingencies [Line Items]
Royalty payable percentage				2.50%
Research and development expenses						$ 100,800
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to Mr.Reyes		$ 8,750
Hausman [Member] | Chief Science Officer Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments		$ 8,750
Dr. Marvis S. Hausman [Member]
Commitments and Contingencies [Line Items]
Monthly payments				$ 245,712
Common stock market value				$ 100,800
Dr. Marvis S. Hausman [Member] | Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Issuance of common stock shares (in Shares)				750,000